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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-2213

                         Castle Convertible Fund, Inc.
               (Exact name of registrant as specified in charter)

                   111 Fifth Avenue New York, New York 10003
              (Address of principal executive offices) (Zip code)

                                 Mr. Hal Liebes

                          Fred Alger Management, Inc.

                                111 Fifth Avenue

                            New York, New York 10003
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 212-806-8800

Date of fiscal year end: October 31

Date of reporting period: April 30, 2006

ITEM 1.  REPORT(S) TO STOCKHOLDERS.

                                                                    June 8, 2006

Dear Shareholders,

      In the six months ended April 30, 2006, the U.S. economy remained strong, with inflation contained and overall Gross Domestic Product ("GDP") growth increasing at an annual rate of 4.8% as of March 31, 2006, three percentage points over the previous quarter's rate. And it wasn't simply that the economy overall was solid. During this period, corporate profits exceeded expectations; productivity stayed high; and growth companies in particular saw healthy stock appreciation.

      At the same time, the continued strength of the economy led to uncertainty about interest rates and inflation, and that in turn, kept the markets from breaking out of their trading range. At the Federal Open Market Committee (FOMC) meeting on March 28th, the Fed once again raised the key interest rate from 4.50% to 4.75%--the 15th consecutive increase since June 2004. The Fed noted that the current business climate is showing remarkable growth "but appears likely to moderate to a more sustainable pace."1

      After new Fed Chairman Ben Bernanke appeared before the U.S. Congress on April 27th, it was widely believed that the Fed would stop raising rates before the summer. Subsequent economic data clouded the picture yet again, and the markets retreated. Nonetheless, rates remain low relative to historical levels, and while the precise number of future increases is uncertain, it is our belief that we are close to the peak of the current cycle.

      Rising interest rates have been a headwind for the markets, but the uncertainty over when the increases will stop has been even more of an impediment. Even with that uncertainty hovering over the market, solid GDP growth and robust corporate profit growth propelled equities higher during the six months that ended on April 30th, and nearly every market sector posted positive returns. And because corporate profits have increased at a faster rate than the major indices, the market overall has continued to become less expensive. For the six months ending April 30, 2006, the major indices ended up, with the Dow Jones Industrials up 10.21%, the Standard & Poor's 500 Index up 15.27% and the NASDAQ up 9.55%.

      Globally, foreign markets and emerging economies have been torrid. Asian stock markets offered substantial gains in 2005, and by the end of December, China had revised its official GDP figures upward by about $300 billion, more accurately reflecting the size and scope of its economy and the growing power of its consumers. Even those investors not directly exposed to those markets tended to benefit. Many companies have global exposure, and their earnings growth reflects the strong global economy.

      In the bond market, we saw a dramatic re-steepening of the yield curve for the six months ending April 30, 2006, with yields on the 2-year bond up 34 basis points to 4.86% and rates on the 10-year bond rising more than 50 basis points to 5.05%. The dramatic move upward in interest rates corresponded to renewed fears of inflation spurred on by rising energy and commodity prices as well as two more potential increases in the overnight target lending rate by the Fed. The 10-year Treasury note pierced 5.00% for the first time in nearly four years on the heels of a continued robust economic landscape, ever-increasing capacity utilization and tight labor markets.

--------------------
(1) As of this writing, the key interest rate experienced another quarter percentage point hike on May 10, 2006 to 5.0%.

      Despite the continued rise in interest rate, we believe that the overall low rates by historical standards and record levels of household net worth have buoyed consumer spending, with U.S. consumers now sustaining higher levels of debt than they have in years. In fact, in 2005 U.S. consumers defied expectations by absorbing rising energy prices without substantial decreases in spending. The first months of 2006 saw no significant change in these trends, as both growth and productivity outpaced expectations.

      Going forward, we believe that both the U.S. and the global economy will continue to expand, and our outlook for corporate earnings for 2006 is positive. U.S. markets may remain range-bound so long as the interest rate picture stays uncertain, but by most measures, the markets are trading at reasonable valuations backed by strong fundamentals.

      We want you to know that we value the trust you have placed in Alger. We will continue to look for dynamic, forward-looking companies that are creating the business and marketplaces of tomorrow, bringing growth opportunities to our investors.

Respectfully submitted,

/s/ Daniel C. Chung

Daniel C. Chung
Chief Investment Officer

      The views of the Fund's management are as of June 8, 2006 and fund holdings described in this document are as of April 30, 2006; these views and the Fund holdings may have changed subsequent to these dates. Nothing in this document should be construed as a recommendation to purchase or sell securities, markets, or industries.

      Mutual funds are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by banks, and are subject to investment risks, including possible loss of principal amount invested.

      Investors should consider the Fund's investment objective, risks and charges and expenses carefully before investing. The Fund's prospectus contains this and other information about the Fund, and may be obtained by asking your financial advisor, calling us at (800) 254-3796, or visiting our website at www.alger.com, or contacting the Fund's distributor, Fred Alger & Company, Incorporated, 30 Montgomery Street, Jersey City, New Jersey 07302. Read the prospectus carefully before investing.

CASTLE CONVERTIBLE FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2006

 Principal    Corporate Convertible
  Amount       Bonds--52.1%                           Value
--------------------------------------------------------------

              AEROSPACE & DEFENSE--2.1%
$  750,000    AAR Corporation, 1.75%
               2/1/26(a) ......................    $   814,688
   500,000    L-3 Communications Holdings,
               3.00%, 8/1/35(a) ...............        500,000
                                                   -----------
                                                     1,314,688
                                                   -----------
              BIOTECHNOLOGY--4.3%
 1,000,000    Amgen Inc., 0.375%, 2/1/13(a) ...        955,000
   250,000    BioMarin Pharmaceutical Inc.,
               2.50%, 3/29/13 .................        250,938
   500,000    Protein Design Labs, 2.75%,
               8/16/23 ........................        757,500
   500,000    Protein Design Labs, 2.00%,
               2/15/12(a) .....................        668,750
                                                   -----------
                                                     2,632,188)
                                                   -----------
              BUSINESS SERVICES--1.6%
 1,000,000    Quanta Services Inc., 3.75%,
               4/30/26(a) .....................        998,750
                                                   -----------
              COMMUNICATIONS
               EQUIPMENT--1.3%
   850,000    Adaptec, Inc.*, Cv. Sub. Notes,
               3.00%, 3/5/07 ..................        810,688
                                                   -----------
              COMPUTER &
               PERIPHERALS--3.7%
 1,250,000    Hutchinson Technology Inc.,
               3.25%, 1/15/26 .................      1,160,938
 1,000,000    Mentor Graphics Corporation,
               6.25%, 3/1/26(a) ...............      1,102,500
                                                   -----------
                                                     2,263,438
                                                   -----------
              CONSUMER FINANCE--1.6%
 1,000,000    CompuCredit Corporation,
               5.875%, 11/30/35(a) ............      1,007,500
                                                   -----------
              CONSUMER PRODUCTS--1.0%
   500,000    Ceradyne, Inc., 2.875%,
               12/15/35 .......................        581,250
                                                   -----------
              DIVERSIFIED FINANCIAL
               SERVICES--1.6%
 1,000,000    Lehman Brothers Holdings Inc.,
               1.00%, 3/23/09 .................        997,400
                                                   -----------
              ENERGY EQUIPMENT &
               SERVICES--4.6%
   500,000    Diamond Offshore Drilling Inc.,
               Cv. Senior Deb., 1.50%,
               4/15/20 ........................        933,125
   750,000    Maverick Tube Corp., Cv. Sub. ..
               Notes, 1.875%, 11/15/25(a)  ....      1,107,188
   550,000    Pride International Inc., 3.25%,
               5/1/33(a) ......................        800,250
                                                   -----------
                                                     2,840,563
                                                   -----------

 Principal    Corporate Convertible
  Amount       Bonds--(Continued)                     Value
--------------------------------------------------------------

              HEALTH CARE--.8%
$  500,000    Apria Healthcare Group Inc.,
               Cv. Senior Notes, 3.375%,
               9/1/33(a) ......................    $   481,250
                                                   -----------
              HEALTH CARE EQUIPMENT &
               SUPPLIES--3.2%
   800,000    Edwards Lifesciences, Cv. Senior
               Deb. Notes, 3.875%,
               5/15/33(a) .....................        802,000
 1,000,000    Nektar Therapeutics, 3.25%,
               9/28/12(a) .....................      1,188,750
                                                   -----------
                                                     1,990,750
                                                   -----------
              HEALTH CARE PROVIDERS &
               SERVICES--1.2%
   250,000    Manor Care, Inc., 2.125%,
               8/1/35(a) ......................        270,625
   500,000    Omnicare, Inc., 3.25%, 12/15/35 .        493,125
                                                   -----------
                                                       763,750
                                                   -----------
              HOTELS, RESTAURANTS &
               LEISURE--1.7%
   750,000    Starwood Hotels & Resorts
               Worldwide Inc., Cv. Senior
               Notes, 3.50%, 5/16/23 ..........      1,071,563
                                                   -----------
              MEDIA--4.5%
 1,350,000    Liberty Media Corporation, Senior
               Exch. Deb., 3.50%, 1/15/31  ....      1,351,688
   725,000    Regal Entertainment Group,
               Cv. Notes, 3.75%, 5/15/08 ......      1,014,094
   500,000    XM Satellite Radio Holdings,
               1.75%, 12/1/09 .................        416,250
                                                   -----------
                                                     2,782,032
                                                   -----------
              METALS & MINING--2.6%
   750,000    Freeport-McMoRan Copper
               Inc., Cv. Senior Notes,
               7.00%, 2/11/11 .................      1,623,750
                                                   -----------
              PHARMACEUTICALS--3.4%
 1,150,000    Sepracor Inc., Cv. Sub. Notes,
               5.00%, 2/15/07 .................      1,147,122
 1,000,000    Watson Pharmaceuticals,
               1.75%, 3/15/23 .................        920,000
                                                   -----------
                                                     2,067,122
                                                   -----------
              REAL ESTATE--3.6%
 1,000,000    Reckson Operating Partnership,
               4.00%, 6/15/25 .................      1,086,250
 1,000,000    Vornado Realty L.P., 3.875%,
               4/15/25 ........................      1,122,500
                                                   -----------
                                                     2,208,750
                                                   -----------

                              3

 Principal    Corporate Convertible
  Amount       Bonds--(Continued)                     Value
--------------------------------------------------------------

              SEMICONDUCTORS &
               SEMICONDUCTOR
               EQUIPMENT--2.9%
$  725,000    LSI Logic Corporation, CV. Sub.
               Notes, 4.00%, 11/1/06 ..........    $   722,281
 1,000,000    LSI Logic Corporation, 4.00%,
               5/16/10 ........................      1,073,750
                                                   -----------
                                                     1,796,031
                                                   -----------
              SOFTWARE--1.7%
   550,000    BEA Systems, Inc., Cv. Sub. ....
               Notes, 4.00%, 12/15/06 .........        547,250
   500,000    Mercury Interactive, Cv. Sub. ..
               Notes, 4.75%, 7/1/07 ...........        498,750
                                                   -----------
                                                     1,046,000
                                                   -----------
              SPECIALTY RETAIL--2.9%
 1,000,000    Best Buy Co., Inc., Cv. Sub. ...
               Notes, 2.25%, 1/15/22 ..........      1,276,250
   500,000    Casual Male Retail Group Inc.,
               5.00%, 1/1/24 ..................        516,250
                                                   -----------
                                                     1,792,500
                                                   -----------
              WIRELESS
               TELECOMMUNICATION
               SERVICES--1.8%
 1,100,000    Nextel Communications Inc.,
               Cv. Senior Notes, 5.25%,
               1/15/10 ........................      1,090,375
                                                   -----------
              Total Corporate Convertible
               Bonds (Cost $28,876,827) .......     32,160,338
                                                   -----------
              Corporate Bonds--4.3%

              BIOTECHNOLOGY--.8%
   500,000    Gilead Sciences, Inc., 0.625%,
               5/1/13(a) ......................        468,750
                                                   -----------
              COMMUNICATION
               TECHNOLOGY--1.9%
 1,100,000    Dobson Communications
               Corporation, 1.50%,
               10/1/25(a) .....................      1,178,375
                                                   -----------
              HEALTH CARE EQUIPMENT &
               SUPPLIES--1.6%
 1,000,000    Medtronic, Inc., 1.625%,
               4/15/13(a) .....................        997,500
                                                   -----------
              Total Corporate Bonds
               (Cost $2,613,350) ..............      2,644,625
                                                   -----------
  Shares      Preferred Stock--2.6%
----------
              CAPITAL MARKETS--1.0%
    25,000    The Goldman Sachs Group,
               Inc., 6.20% Pfd., Series B .....        617,250
                                                   -----------
              COMMERCIAL BANKS--.8%
    20,000    U.S. Bancorp, Series B 0.00% ....        507,400
                                                   -----------
              REAL ESTATE--.8%
    20,000    Public Storage Inc., 7.25% Pfd.
              Total Preferred Stocks
               (Cost $1,625,000) ..............      1,624,650
                                                   -----------

              Convertible Preferred
  Shares       Securities--18.0%                      Value
--------------------------------------------------------------

              CAPITAL MARKETS--2.2%
    13,800    Credit Suisse (USA) Inc., .......      1,171,275
     5,000    Merrill Lynch & Co., Inc., 6.75%,
               10/15/07 .......................        215,515
                                                   -----------
                                                     1,386,790
                                                   -----------
              COMMERCIAL BANKS--.8%
    20,000    BAC Capital Trust X, 6.25%,
               3/29/55 ........................        467,800
                                                   -----------
              DIVERSIFIED FINANCIAL
               SERVICES--3.8%
    40,000    Citigroup Funding, Inc., Variable
               Rate, 9/27/05, Series GNW ......      1,297,200
    40,000    Lehman Brothers Holdings Inc.,
               Conv. Pfd., 6.25% ..............      1,055,000
                                                   -----------
                                                     2,352,200
                                                   -----------
              ELECTRIC UTILITIES--.4%
     5,000    Entergy Corporation, 7.625%,
               2/17/09 ........................        250,000
                                                   -----------
              INSURANCE--4.4%
    21,000    Chubb Corporation (The),
               7.00%, Equity Units ............        763,875
    40,000    MetLife Inc., 6.375%.............      1,130,000
    30,000    Platinum Underwriters Holdings
               Ltd., 6.00%, 2/15/09 Series A ..        840,000
                                                   -----------
                                                     2,733,875
                                                   -----------
              MEDIA--1.7%
    25,000    Comcast Holdings Corp., 2.0%,
               Exch. Sub. Deb., 10/15/29 ......      1,025,000
                                                   -----------
              OIL & GAS--2.8%
     7,000    Chesapeake Energy Corporation,
               4.50% ..........................        665,000
    20,000    Goodrich Petroleum Corporation,
               5.375%(a) ......................      1,067,500
                                                   -----------
                                                     1,732,500
                                                   -----------
              THRIFTS & MORTGAGE
               FINANCE--1.1%
    11,700    Washington Mutual, Inc., Capital
               Trust 2001 Red. Eq. Sec ........        656,019
                                                   -----------
              UTILITIES--.8%
     5,000    Southern California Edison
               Company, 6.00% .................        485,400
                                                   -----------
              Total Convertible Preferred
               Securities (Cost $10,278,151) ...     9,918,309
                                                   -----------
              Mandatory Convertible
               Securities--6.0%
              HEALTH CARE PROVIDERS
               & SERVICES--2.4%
    20,000    Omnicare Capital Trust I, 4.00%,
               6/15/33(b) .....................      1,472,500
                                                   -----------
              INSURANCE--.8%
    20,000    IPC Holdings, Ltd., 7.25%
               11/15/08(b) ....................        522,500
                                                   -----------
              OIL & GAS--2.0%
    10,000    Amerada Hess Corp., 7.00%,
               12/1/06 Peps(b) ................      1,208,750

                                       4

              Mandatory Convertible
  Shares       Securities--(Continued)                Value
--------------------------------------------------------------

              PHARMACEUTICALS--.8%
    10,000    Schering-Plough Corporation
               Peps, 6.00%, 9/14/07(b) ........    $   515,000
                                                   -----------
              Total Mandatory Convertible
               Securities (Cost $2,663,115) ...      3,718,750
                                                   -----------
              Common Stocks--16.4%

              CAPITAL MARKETS--1.8%
    16,948    E*TRADE Financial Corporation*...        421,666
    15,000    J.P. Morgan Chase & Co...........        680,700
                                                   -----------
                                                     1,102,366
                                                   -----------
              COMMERCIAL BANKS--1.2%
    15,000    Bank of America Corporation .....        748,800
                                                   -----------
              DIVERSIFIED FINANCIAL
               SERVICES--1.4%
    17,500    Citigroup Inc. ..................        874,125
                                                   -----------
              ELECTRIC UTILITIES--6.0%
    14,000    Entergy Corporation .............        979,160
    55,000    TXU Corp. .......................      2,729,650
                                                   -----------
                                                     3,708,810
                                                   -----------
              OIL & GAS--2.7%
    10,000    ConocoPhillips ..................        669,000
    15,000    Royal Dutch Shell, PLC ..........      1,021,950
                                                   -----------
                                                     1,690,950
                                                   -----------
              Common Stocks--
  Shares       (Continued)                            Value
--------------------------------------------------------------

              PHARMACEUTICALS--1.2%
    13,000    GlaxoSmithKline PLC# ............    $   739,440
                                                   -----------
              RETAIL--.6%
    15,000    Inergy, L.P. ....................        398,250
                                                   -----------
              UTILITIES--1.5%
    22,572    FPL Group, Inc. .................        893,851
                                                   -----------
              Total Common Stocks
               (Cost $6,098,367) ..............     10,156,592
                                                   -----------
 Principal    Short-Term
  Amount      Investments--2.2%
----------

$1,342,000    U.S. Agency Obligations
               Federal Home Loan Banks,
               4.52%, 5/1/06
               (Cost $1,341,663) ..............      1,341,663
                                                   -----------

Total Investments
 (Cost $53,496,473)(c).................. 101.6%     62,736,202
Liabilities in Excess of Other Assets...  (1.6)       (983,852)
                                         ---------------------
Net Assets.............................. 100.0%    $61,752,350
                                         =====================

--------------------
*   Non-income producing security.
#   American Depositary Receipts.
(a) Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold only to qualified institutional buyers. These securities are deemed to be liquid and represent 21.6% of net assets of the Fund.
(b) These securities are required to be converted on the date listed; they generally may be converted prior to this date at the option of the holder.
(c) At April 30, 2006, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $54,170,562, amounted to $8,565,640 which consisted of aggregate gross unrealized appreciation of $9,811,736 and aggregate gross unrealized depreciation of $1,246,096.

                      See Notes to Financial Statements.

CASTLE CONVERTIBLE FUND, INC.
PORTFOLIO SUMMARY* (Unaudited)
April 30, 2006


      Sectors                                  Value%
      -----------------------------------------------

      Consumer Discretionary...............     10.8%
      Energy...............................     12.7
      Financials...........................     27.1
      Health Care..........................     21.4
      Industrials..........................      4.7
      Information Technology...............      7.8
      Materials............................      2.6
      Telecommunication Services...........      3.7
      Utilities............................      8.6
      Cash and Net Other Assets............      0.6
                                               -----
                                               100.0%
                                               =====

--------------------
*     Based on Net Assets.

CASTLE CONVERTIBLE FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
April 30, 2006


ASSETS:
  Investments in securities, at value (cost $53,496,473), see accompanying
   schedule of investments..................................................                  $62,736,202
  Cash  ....................................................................                        1,465
  Receivable for investment securities sold.................................                      184,482
  Dividends and interest receivable.........................................                      365,707
  Prepaid expenses..........................................................                       44,177
                                                                                              -----------
      Total Assets..........................................................                   63,332,033

LIABILITIES:
  Investment advisory fees payable..........................................    $   35,279
  Directors' fees payable...................................................         6,597
  Payable for investment securities purchased...............................     1,482,500
  Accrued expenses..........................................................        55,307
                                                                                ----------
      Total Liabilities.....................................................                    1,579,683
                                                                                              -----------

NET ASSETS applicable to 2,236,000 outstanding shares of $0.01 par value
 (10,000,000 shares authorized).............................................                  $61,752,350
                                                                                              ===========

NET ASSET VALUE PER SHARE...................................................                  $     27.62
                                                                                              ===========

STATEMENT OF OPERATIONS (Unaudited)
For the six months ended April 30, 2006


INVESTMENT INCOME:
  Income:
    Interest................................................................                  $  602,738
    Dividends (net of $1,250 of foreign withholding taxes)..................                     563,498
                                                                                              ----------
      Total Income.........................................................                    1,166,236

  Expenses:
    Investment advisory fees--Note 2(a).....................................    $  223,379
    Directors' fees.........................................................        19,617
    Shareholder reports.....................................................        20,110
    Custodian and transfer agent fees.......................................        34,006
    Professional fees.......................................................        35,400
    Bookkeeping fees........................................................         9,000
    Miscellaneous...........................................................        13,624
                                                                                ----------

      Total Expenses                                                                             355,136
                                                                                              ----------
NET INVESTMENT INCOME.......................................................                     811,100

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Net realized gain on investments..........................................       218,272
  Net change in unrealized appreciation (depreciation) on investments.......     2,842,450
                                                                                ----------
  Net realized and unrealized gain on investments...........................                   3,060,722
                                                                                              ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........................                  $3,871,822
                                                                                              ==========

                      See Notes to Financial Statements.

CASTLE CONVERTIBLE FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS


                                                                                    For the Six
                                                                                   Months Ended
                                                                                  April 30, 2006       Year Ended
                                                                                    (Unaudited)     October 31, 2005
-------------------------------------------------------------------------------------------------------------------
FROM INVESTMENT ACTIVITIES:
  Net investment income......................................................      $   811,100         $ 1,767,889
  Net realized gain on investments...........................................          218,272           1,793,029
  Net change in unrealized appreciation (depreciation) on investments........        2,842,450             936,927
------------------------------------------------------------------------------------------------------------------
      Net increase in net assets resulting from operations...................        3,871,822           4,497,845
------------------------------------------------------------------------------------------------------------------

DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income......................................................       (1,744,080)         (2,414,880)
------------------------------------------------------------------------------------------------------------------
      Net increase in net assets.............................................        2,127,742           2,082,965

NET ASSETS:
  Beginning of period........................................................       59,624,608          57,541,643
------------------------------------------------------------------------------------------------------------------
  End of period (including undistributed net investment income (loss) of
   $(627,759) and $305,221, respectively)....................................      $61,752,350         $59,624,608
==================================================================================================================

FINANCIAL HIGHLIGHTS
For a share outstanding throughout the period


                                              For the
                                             Six Months                     Year Ended October 31,
                                                Ended        ----------------------------------------------------
                                          April 30, 2006(i)  2005       2004        2003        2002        2001
-----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period.....      $26.67       $25.73     $24.62      $22.56      $25.77      $28.22
-----------------------------------------------------------------------------------------------------------------
Net investment income....................        0.36         0.79       0.86        0.81        1.09        1.34
Net realized and unrealized gain (loss) on
 investments.............................        1.37         1.23       1.27        2.12       (3.17)      (1.80)
-----------------------------------------------------------------------------------------------------------------
Total from investment operations.........        1.73         2.02       2.13        2.93       (2.08)      (0.46)
-----------------------------------------------------------------------------------------------------------------
Dividends from net investment income.....       (0.78)       (1.08)     (1.02)      (0.87)      (1.13)      (1.33)
Distributions from net realized gains....         --           --          --         --        --          (0.66)
-----------------------------------------------------------------------------------------------------------------
   Total Distributions...................       (0.78)       (1.08)     (1.02)      (0.87)      (1.13)      (1.99)
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period...........      $27.62       $26.67     $25.73      $24.62      $22.56      $25.77
=================================================================================================================
Market value, end of period..............      $23.34       $22.51     $22.90      $21.75      $20.57      $24.25
=================================================================================================================

Total investment return based on market
 value per share.........................        7.22%        2.91%     10.06%       9.98%     (11.05%)     15.83%
=================================================================================================================

Ratios and Supplemental Data:
   Net assets, end of period (000's omitted)  $61,752      $59,625    $57,542     $55,045     $50,445     $57,616
=================================================================================================================
   Ratio of expenses to average net assets       1.18%        1.11%      1.11%       1.19%       1.09%       1.03%
=================================================================================================================
   Ratio of net investment income to
    average net assets...................        2.70%        2.99%      3.37%       3.49%       4.30%       4.89%
=================================================================================================================
   Portfolio Turnover Rate...............       40.24%       58.54%     26.29%     156.83%     186.48%      53.81%
=================================================================================================================

--------------------
(i) Unaudited. Ratios have been annualized; total investment return has not been annualized.

                       See Notes to Financial Statements.

CASTLE CONVERTIBLE FUND, INC.
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1--Summary of Significant Accounting
 Policies:

      Castle Convertible Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as a diversified, closed-end management investment company. The Fund's investment adviser is Fred Alger Management, Inc. (the "Adviser").

      The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

(a) Investment Valuation--Investments in securities are valued at 4:00 p.m. Eastern time. Listed and unlisted securities for which such information is readily available are valued at the last reported sales price or, in the absence of reported sales, at the mean between the bid and asked price or, in the absence of a recent bid or asked price, the equivalent as obtained from one or more of the major market makers for the securities to be valued. Securities for which market quotations are not readily available are valued at fair value, as determined in good faith pursuant to procedures established by the Board of Directors. Short-term investments, having a remaining maturity of sixty days or less, are valued at amortized cost which approximates market value.

(b) Securities Transactions and Investment Income--Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of the first-in, first-out method. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis.

      Premiums and discounts on debt securities purchased are amortized or accreted over the lives of the respective securities.

(c) Dividends to Shareholders--Dividends payable to shareholders are recorded by the Fund on the ex-dividend date. Dividends from net investment income are declared and paid quarterly. Distributions from net realized gains are declared and paid annually after the end of the fiscal year in which earned.

      The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules. Therefore, the source of the Fund's distributions may be shown in the accompanying financial statements as either from, or in excess of net investment income, net realized gain on investment transactions or return of capital, depending on the type of book/tax differences that may exist.

      Capital accounts within the financial statements are adjusted for permanent book/tax differences. Reclassifications result primarily from the difference in tax treatment of certain debt instruments. The reclassification had no impact on the net asset value of the Fund and is designed to present the Fund's capital accounts on a tax basis.

(d) Federal Income Taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including net realized capital gains, to its shareholders. Therefore, no federal income tax provision is required.

(e) Indemnification--The Fund enters into contracts that contain a variety of indemnification provisions. The Fund's maximum exposure under these arrangements is unknown. The Fund does not anticipate recognizing any loss related to these arrangements.

(f) Other--These financial statements have been prepared using estimates and assumptions that affect the reported amounts therein. Actual results may differ from those estimates.

NOTE 2--Investment Advisory Fees and Other
 Transactions with Affiliates:

(a) Investment Advisory Fees--Fees incurred by the Fund, pursuant to the provisions of an Investment Advisory Contract (the "Contract") with the Adviser, are payable monthly and computed at an annual rate of .75% based on the Fund's average weekly net asset value.

      The Contract further provides that if in any fiscal year the aggregate expenses of the Fund (excluding interest, brokerage commissions, taxes and extraordinary expenses) should exceed 1.5% of the first $30 million of average net assets and 1.0% of the average net assets of the Fund over $30 million, the Adviser will reimburse the Fund for such excess expenses. For the six months ended April 30, 2006, no reimbursement was required pursuant to the Contract. For the six months ended April 30, 2006, the total investment advisory fee charged to the Fund amounted to $223,379, and the Adviser received $9,000 for bookkeeping services supplied to the Fund at cost.

(b) Shareholder Administrative Servicing Fees--The Fund has entered into a shareholder administrative services agreement with Alger Shareholder Services, Inc. ("Alger Services") to compensate Alger Services on a per account basis for its liaison and administrative oversight of the transfer agent and related services. During the period ended April 30, 2006, the Fund incurred fees of $1,131 for these services provided by Alger Services.

(c) Directors' Fees--Certain directors and officers of the Fund are directors and officers of the Adviser and Alger Services. The Fund pays each director who is

CASTLE CONVERTIBLE FUND, INC.
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

NOTE 2--Investment Advisory Fees and Other
 Transactions with Affiliates (continued):

not affiliated with the Adviser or its affiliates an annual fee of $8,000, payable quarterly, which is reduced proportionately by any meetings not attended during the quarter.

(d) Other Transactions With Affiliates--Certain directors and officers of the Fund are directors and officers of Alger Management and Alger Services. At April 30, 2006, the Adviser and its affiliates owned 452,385 shares of the Fund.

NOTE 3--Securities Transactions:

      During the six months ended April 30, 2006, purchases and sales of investment securities, excluding short-term securities, aggregated $23,898,711 and $24,702,292, respectively.

NOTE 4--Components of Net Assets:

      At April 30, 2006, the Fund's net assets consisted of:


Paid-in capital........................    $53,986,469
Undistributed net investment
 loss..................................       (627,759)
Undistributed net realized gain
 (accumulated loss)....................       (846,089)
Net unrealized appreciation............      9,239,729
                                           -----------
NET ASSETS.............................    $61,752,350
                                           ===========

NOTE 5--Distributions to Shareholders:

      Distributions paid from ordinary income during the six months ended April 30, 2006 and the year ended October 31, 2005 were $1,744,080 and $2,414,880, respectively.

      As of October 31, 2005 the components of distributable earnings on a tax basis were as follows:


Undistributed ordinary income..........    $  979,310
Undistributed long-term gain...........            --
Unrealized appreciation................     5,723,190

      The difference between book basis and tax basis unrealized appreciation is determined annually and is attributable primarily to the tax deferral of losses on wash sales and tax treatment of certain debt obligations. Tax basis unrealized appreciation as of April 30, 2006 does not reflect any potential tax adjustments subsequent to October 31, 2005.

      At October 31, 2005, the Fund, for federal income tax purposes, had a capital loss carryforward of $1,064,361 which expires in 2011. This amount may be applied against future net realized gains until the earlier of its utilization or expiration.

NOTE 6--Litigaton:

      Alger Management has responded to inquiries, document requests and/or subpoenas from regulatory authorities, including the United States Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General, the Attorney General of New Jersey, and the West Virginia Securities Commissioner, in connection with their investigations of practices in the mutual fund industry identified as "market timing" and "late trading." On December 16, 2005, Alger Management received from the staff of the SEC a "Wells Notice" which indicated that the staff intends to recommend that the Commission bring civil enforcement action for possible violations of the federal securities laws. "Wells Notices" also have been sent to certain companies affiliated with Alger Management, as well as certain present and former members of its senior management. The Wells Notices arose out of the SEC's staff ongoing investigation of market timing and late trading practices in the mutual fund industry. Alger Management and the other recipients have the opportunity to respond to the staff before the staff makes a formal recommendation. Alger Management submitted a response in January 2006.

      On June 7, 2006, Alger Management, its parent, Alger Inc., and their affiliated companies reached an agreement in principle with the staff of the New York Regional Office of the SEC and with the staff of the New York State Attorney General's office ("NYAG") resolving all issues with the SEC and the NYAG related to the allegations of mutual fund market timing and late trading that were the subject of the December 2005 Wells Notice. Alger Management and Alger Inc. are working with the staff of the SEC and NYAG to finalize the agreement. The agreement is subject to the approval fo the SEC and NYAG. In the proposed settlement agreement, without admitting or denying liability, the firm will consent to the payment of $30 million dollars to reimburse fund shareholders; a fine of $10 million; and certain other remedial measure including a reduction in management fees of $1 million per year for five years. The entire $40 million and fee reduction will be available for the benefit of investors. Alger Management has advised the Fund that the proposed settlement payment is not expected to adversely affect the operations of the Manager, Alger Inc. or their affiliates, or adversely affect their ability to continue to provide services to the Fund.

      On August 31, 2005, the West Virginia Securities Commissioner in an ex parte Summary Order to Cease and Desist and Notice of Right to Hearing concluded that Alger Management and Alger Inc. had violated the West Virginia Uniform Securities Act, and ordered Alger Management and Alger Inc. to cease and desist from further violations of the Act by engaging

CASTLE CONVERTIBLE FUND, INC.
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

NOTE 6--Litigaton (continued):

in the market-timing related conduct described in the order. The ex parte order provided notice of their right to a hearing with respect to the violations of law asserted by the Commissioner. Other firms unaffiliated with Alger Management were served with similar orders. Alger Management and Alger Inc. intend to request a hearing for the purpose of seeking to vacate or modify the order.

      In addition, in 2003 and 2004 several purported class actions and shareholder derivative suits were filed against various parties in the mutual fund industry, including Alger Management, certain mutual funds managed by Alger Management (the "Alger Mutual Funds"), and certain current and former Alger Mutual Fund trustees and officers, alleging wrongful conduct related to market-timing and late-trading by mutual fund shareholders. These cases were transferred to the U.S. District Court of Maryland by the Judicial Panel on Multidistrict Litigation for consolidated pre-trial proceedings. In September 2004, consolidated amended complaints involving these cases (not yet including the West Virginia action) -- a Consolidated Amended Fund Derivative Complaint (the "Derivative Complaint") and two substantially identical Consolidated Amended Class Action Complaints (together,the "Class Action Complaint") -- were filed in the Maryland Federal District Court under the caption number 1:04-MD-15863 (JFM). In April 2005 a civil lawsuit involving similar allegations was filed by the West Virginia Attorney General and also transferred to the Maryland District Court.

      The Derivative Complaint alleged (i) viola-tions, by Alger Management and, depending on the specific offense alleged, by its immediate parent, Alger Inc., which is the Distributor of the Alger Mutual Funds, and/or the fund trustee defendants, of Sections 36(a), 36(b), 47, and 48 of the Investment Company Act of 1940 (the "Investment Company Act") and of Sections 206 and 215 of the Investment Advisers Act of 1940, breach of fiduciary duty, and breach of contract, (ii) various offenses by other third-party defendants, and (iii) unjust enrichment by all the named defendants. The Class Action Complaint alleged, in addition to the offenses listed above, (i) violations, by Alger Management, Alger Inc., their affiliates, the funds named as defendants, and the current and former fund trustees and officers, of Sections 11, 12(a)(2), and 15 of the Securities Act of 1933, Sections 10(b) (and Rule 10b-5 thereunder) and 20(a) of the Securities Exchange Act of 1934 (the "1934 Act"), and Section 34(b) of the Investment Company Act of 1940, (ii) breach of contract by the funds named as defendants, and (iii) unjust enrichment of the defendants. The West Virginia Attorney General action also alleges violations of the West Virginia Consumer Credit and Protection Act and other wrongful conduct.

      Motions to dismiss the Class Action Complaint and the Derivative Complaint were subsequently filed. On November 3, 2005, the district court issued letter rulings dismissing both companies in their entirety with respect to the Alger Mutual Funds and dismissing all claims against the other Alger defendants, other than the claims under the 1934 Act and Section 36(b) of the Investment Company Act (as to which the court deferred ruling with respect to the Alger Mutual Fund Trustees), with leave to the class action plaintiffs to file amended complaints against those defendants with respect to claims under state law. Orders implementing the letter rulings are being entered. On January 11, 2006, the Alger defendants filed a motion for partial reconsideration of the district court's ruling with respect to the Section 10(b), Rule 10b-5 and
Section 36(b) claims against them; the district court denied the motion on February 9, 2006.

      Alger Management does not believe that the Alger Mutual Funds are themselves targets of the regulatory investigations as potential enforcement defendants.

      The SEC and, in some cases, state government authorities have a variety of administrative and civil enforcement powers, including injunctive powers, authority to assess fines and penalties and order restitution, authority to limit the activities of a person or company and other enforcement powers, that may be exercised administratively or through the courts.

      Under Section 9(a) of the Investment Company Act, if any of the various regulatory proceedings or lawsuits were to result in a court injunction against Alger Management or Alger Inc., Alger Management would, in the absence of exemptive relief granted by the SEC, be barred from serving as investment adviser/sub-adviser for any registered investment company, including the Fund. While exemptive relief from Section 9(a) has been granted in certain other cases, there is no assurance that such exemptive relief would be granted if sought. In addition, it is possible that these matters and/or other developments resulting from these matters could result in loss of Alger Management personnel, diversion of time and attention of Alger Management personnel, diminishment of financial resources of Alger Management, or other consequences potentially adverse to the Fund. Alger Management cannot predict the potential effect of such actions upon Alger Management or the Fund. There can be no assurance that the effect, if any, would not be material.

Castle Convertible Fund, Inc.


Investment Adviser

Fred Alger Management, Inc.
111 Fifth Avenue
New York, NY 10003
-------------------------------------------------

Transfer Agent and Dividend Disbursing Agent

State Street Bank and Trust Company
c/o Computershare Financial Services
P.O. Box 43010
Providence, RI 02940-3010
-------------------------------------------------

This report was prepared for distribution to shareholders and to others who may be interested in current information concerning the Fund. It was not prepared for use, nor is it circulated in connection with any offer to sell, or solicitation of any offer to buy, any securities.

Results of Annual Meeting of Shareholders

The annual meeting of the shareholders of the fund was held on December 6, 2005. The following matters were submitted to a shareholder vote and approved:

(i) The election or reelection of the following directors of the Fund: Fred M. Alger III, Hilary M. Alger, Charles F. Baird, Jr., Roger P. Cheever, Dan C. Chung, Lester L. Colbert, Jr., Stephen E. O'Neil and Nathan E. Saint-Amand. Each of the candidates elected or reelected received at least 1,858,730 affirmative votes and no more than 128,277 votes were withheld for any candidate.

Proxy Voting Policies

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities and the proxy voting record is available, without charge, by calling 1-800-992-3863 or by accessing the SEC's website at http://www.sec.gov.

Quarterly Fund Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's website at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. A copy of the most recent quarterly holdings may also be obtained from the Fund by calling 1-800-992-3863.


Castle Convertible Fund, Inc.


                               Semi-Annual Report
                                 April 30, 2006
                                   (Unaudited)

ITEM 2.  CODE OF ETHICS.
Not applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.
Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
Not applicable.

ITEM 11.  CONTROLS AND PROCEDURES.
(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this document.

(b) No changes in the registrant's internal control over financial reporting occurred during the registrant's second fiscal quarter of the period covered by this report that materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a) (1) Not applicable

(a) (2) Certifications of principal executive officer and principal financial officer as required by rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

(b) Certifications of principal executive officer and principal financial officer as required by rule 30a-2(b) under the Investment Company Act of 1940 are attached as Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Castle Convertible Fund, Inc.

By: /s/Dan C. Chung
    Dan C. Chung
    President

Date:  June 22, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/Dan C. Chung
    Dan C. Chung
    President

Date:  June 22, 2006

By: /s/Frederick A. Blum
    Frederick A. Blum
    Treasurer

Date:  June 22, 2006